Dividends - Summary of dividends per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
– Rio Tinto plc
Disclosure of Dividends [Line Items]
Total paid during the year (in usd per share)	$ 3.730	$ 4.350	$ 4.020
Final Dividends
Disclosure of Dividends [Line Items]
Ordinary dividends per share: announced with the results for the year (in usd per share)	2.540	2.250	2.580
Final Dividends | – Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year final/special - paid during the year (in usd per share)	2.250	2.580	2.250
Interim Dividends | – Rio Tinto plc
Disclosure of Dividends [Line Items]
Interim - paid during the year (in usd per share)	$ 1.480	$ 1.770	$ 1.770